6. Key accounting estimates and judgments	12 Months Ended
Dec. 31, 2019
Key Accounting Estimates And Judgments
Key accounting estimates and judgments

The preparation of the financial statements requires management to make certain judgments and use assumptions and estimates based on experience and other factors considered relevant, which affect the values of assets and liabilities and which may present results that differ from actual results.

The significant judgment made by the Company is related to the recognition of revenue.

The areas that require a higher level of judgment and have greater complexity, as well as the areas in which assumptions and estimates are significant for the financial statements, are disclosed below:

(a)	Allowance for doubtful accounts

The Company establishes an allowance for doubtful accounts in an amount that Management considers sufficient to cover expected losses (see Note 9 (c)), based on an analysis of trade receivables, in accordance with the accounting policy stated in Note 3.4.

The methodology for determining the allowance for doubtful accounts receivable requires significant estimates, considering a number of factors including historical receipt experience, current economic trends, estimates of forecast write-offs, the aging of the accounts receivable portfolio and expectation of future losses. While the Company believes that the assumptions used are reasonable, actual results could be different.

(b)	Intangible assets arising from concession and program contracts

The Company recognizes as intangible assets those arising from concession agreements. The Company estimates the fair value of construction and other work on the infrastructure to recognize the cost of the intangible asset, upon completion of the construction and provided that it will generate future economic benefits. The great majority of the Company's contracts for service concession agreements entered with each grantor is under service concession agreements in which the Company has the right to receive, at the end of the contract, a payment equivalent to the unamortized asset balance of the concession intangible asset, which in this case, are amortized over the useful life of the underlying physical assets, thus at the end of the contract, the remaining value of the intangible would be equal to the residual value of the related fixed asset.

Concession intangible assets under Concession agreements, Service contracts and Program contracts, in which, at the end of the contract, the Company has no right to receive a payment equivalent to the unamortized asset balance of the concession intangible, are amortized on a straight-line basis over the useful life of asset or contract period, which occurs first. Additional information on the accounting for intangible assets arising from concession agreements are described in Notes 3.8 and 14.

The recognition of fair value for the intangible assets arising on concession agreements is subject to assumptions and estimates, and the use of different assumptions could affect the balances recorded. Different assumptions and estimates and changes in the useful lives of the intangible assets may have relevant impacts on the results of operations.

(c)	Pension benefits

The Company sponsors the defined benefit plan and the defined contribution plan, as described in Note 20.

The liability recognized in the balance sheet in relation to defined benefit pension plans is the present value of defined benefit obligation on the balance sheet date, less the fair value of plan’s assets. The benefit obligation is calculated yearly by independent actuaries, applying the projected credit unit method. The present value of defined benefit obligation is determined by discounting the estimated future cash outflows, using interest rates compatible with the market, which are denominated in currency in which benefits will be paid and with maturity terms close to those of corresponding pension plan obligation.

(d)	Deferred income tax and social contribution

The Company recognizes and settles taxes on income based on the results of operations verified according to the Brazilian Corporation Law, taking into consideration the provisions of the tax laws. The Company recognizes deferred tax assets and liabilities based on the differences between the accounting balances and the tax bases of assets and liabilities.

The Company regularly reviews the recoverability of deferred tax assets and recognizes a provision for impairment if it is probable that these assets will not be realized, based on the historic taxable income, in the projection of future taxable income and the estimated period of reversing temporary differences. These calculations require the use of estimates and assumptions. The use of different estimates and assumptions could result in provision for impairment of all or a significant amount of deferred tax assets. Additional information related to deferred taxes is described in Note 18.

(e)	Provisions

The provisions for civil, labor, environmental and tax risks are recorded based on Note 3.14. Judgments regarding future events may differ significantly from actual estimates and could exceed the amounts provisioned. Provisions are revised and adjusted to take into consideration changes in circumstances involved. Additional information of these legal proceedings are disclosed in Note 19.